SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	35,218,214	28,591,140	28,853,362	16,528,739
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	276,936	268,117	270,339	261,519
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	26,019,583	19,897,928	19,897,928	10,216,597
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	8,921,695	8,425,095	8,685,095	6,050,623